Phone:	(212) 885-5360
Fax:	(917) 332-3722
Email:	Hahmed@blankrome.com

October 24, 2013

Dominic Minore
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4720

Re:	Cornerstone Strategic Value Fund, Inc. (the “Fund”)
SEC File Numbers:  333-191118 and 811-05150
Request for Acceleration

Dear Mr. Minore:

The Fund filed on September 12, 2013, its registration statement on Form N-2, as amended by the Pre-Effective Amendment #1, filed on October 18, 2013, (the “Registration Statement”), under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

The Fund has authorized the undersigned to make the following acceleration request and the representations below on its behalf. Pursuant to Rule 461 under the Securities Act of 1933, as amended, we hereby request that the effective date of the Registration Statement be accelerated so that the Registration Statement will become effective on Friday, October 25, 2013 (the “Effective Date”), or as soon thereafter as practicable.  Our client has selected the Effective Date to provide the Fund sufficient time to commence and conclude the offering during a time period that it believes, based on current market conditions, is advantageous to the Fund.

In connection with the foregoing acceleration request, the Fund acknowledges that:

-	the Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

-	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

-
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

Dominic Minore
October 24, 2013

-	the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions or comments regarding the above, please contact me at (212) 885-5360.

Sincerely,
/s/ F. Humera Ahmed
F. Humera Ahmed